Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)
................ 7,204 $ 2,161,272
General Electric Co. .................. 59,585 10,141,367
HEICO Corp. ...................... 4,275 1,031,728
HEICO Corp. , Class A ................. 7,773 1,477,725
Howmet Aerospace, Inc. ............... 41,097 3,932,983
Huntington Ingalls Industries, Inc. ......... 2,472 692,111
Textron, Inc. ....................... 9,269 861,090
TransDigm Group, Inc. ................ 5,657 7,321,403
27,619,679
Automobile Components — 0.0%
Aptiv plc
(a)
......................... 13,597 943,496
Automobiles — 2.7%
Tesla, Inc.
(a)
........................ 280,285 65,045,740
Banks — 0.1%
First Citizens BancShares, Inc. , Class A ..... 1,255 2,620,051
Beverages — 0.4%
Brown-Forman Corp. , Class A ........... 2,911 132,713
Brown-Forman Corp. , Class B, NVS ....... 17,828 805,112
Celsius Holdings, Inc.
(a)
................ 16,078 752,933
Constellation Brands, Inc. , Class A ........ 8,715 2,136,570
Keurig Dr Pepper, Inc. ................ 39,137 1,341,616
Monster Beverage Corp.
(a)
.............. 78,612 4,044,587
9,213,531
Biotechnology — 0.7%
(a)
Alnylam Pharmaceuticals, Inc. ........... 12,669 3,008,381
BioMarin Pharmaceutical, Inc. ........... 18,988 1,601,258
Exact Sciences Corp.
(b)
................ 18,565 848,049
Incyte Corp. ....................... 8,974 583,938
Moderna, Inc. ...................... 14,658 1,747,527
Natera, Inc. ........................ 12,336 1,263,083
Neurocrine Biosciences, Inc. ............ 10,134 1,434,670
Sarepta Therapeutics, Inc. .............. 9,209 1,309,888
Vertex Pharmaceuticals, Inc. ............ 11,886 5,892,128
17,688,922
Broadline Retail — 8.0%
Amazon.com, Inc.
(a)
.................. 949,285 177,497,309
Coupang, Inc. , Class A
(a)
............... 78,874 1,636,636
eBay, Inc. ......................... 18,909 1,051,529
MercadoLibre, Inc.
(a)
.................. 4,925 8,219,333
188,404,807
Building Products — 0.8%
A O Smith Corp. .................... 8,689 738,913
Advanced Drainage Systems, Inc. ........ 7,129 1,262,118
Allegion plc ........................ 5,220 714,148
Builders FirstSource, Inc.
(a)
............. 5,845 978,278
Carlisle Cos., Inc. ................... 4,807 2,012,114
Carrier Global Corp. .................. 49,591 3,377,643
Johnson Controls International plc ........ 40,313 2,883,992
Lennox International, Inc. .............. 3,209 1,872,451
Masco Corp. ....................... 9,613 748,372
Trane Technologies plc ................ 12,131 4,055,151
18,643,180
Capital Markets — 1.9%
Ameriprise Financial, Inc. .............. 6,717 2,888,780
Ares Management Corp. , Class A ......... 18,580 2,846,456
Blackstone, Inc. , Class A ............... 33,789 4,803,106
Coinbase Global, Inc. , Class A
(a)
.......... 19,919 4,469,027
FactSet Research Systems, Inc. .......... 3,842 1,587,092
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ..... 10,743 $ 1,281,318
Intercontinental Exchange, Inc. .......... 10,759 1,630,634
KKR & Co., Inc. ..................... 18,781 2,318,514
LPL Financial Holdings, Inc. ............. 7,534 1,668,932
Moody's Corp. ...................... 9,114 4,160,359
Morningstar, Inc. .................... 2,687 853,525
MSCI, Inc. ........................ 7,994 4,322,835
Nasdaq, Inc. ....................... 15,643 1,058,718
Raymond James Financial, Inc. .......... 11,544 1,339,104
Robinhood Markets, Inc. , Class A
(a)
........ 51,766 1,064,827
S&P Global, Inc. .................... 13,412 6,501,199
Tradeweb Markets, Inc. , Class A .......... 11,712 1,307,996
44,102,422
Chemicals — 0.8%
Albemarle Corp. .................... 6,229 583,470
Celanese Corp. ..................... 6,169 870,754
Corteva, Inc. ....................... 31,603 1,772,928
Dow, Inc. ......................... 29,920 1,629,742
DuPont de Nemours, Inc. .............. 19,825 1,659,353
Ecolab, Inc. ....................... 13,985 3,226,200
Linde plc ......................... 8,732 3,959,962
PPG Industries, Inc. .................. 9,442 1,198,945
RPM International, Inc. ................ 8,656 1,051,358
Sherwin-Williams Co. (The) ............. 7,937 2,784,300
Westlake Corp. ..................... 1,600 236,576
18,973,588
Commercial Services & Supplies — 0.8%
Cintas Corp. ....................... 8,838 6,751,702
Clean Harbors, Inc.
(a)
................. 5,149 1,229,221
Copart, Inc.
(a)
...................... 88,176 4,614,250
Republic Services, Inc. ................ 6,142 1,193,513
Rollins, Inc. ........................ 29,724 1,424,077
Tetra Tech, Inc. ..................... 5,357 1,142,327
Veralto Corp. ....................... 14,132 1,505,906
Waste Management, Inc. ............... 10,770 2,182,648
20,043,644
Communications Equipment — 0.5%
Arista Networks, Inc.
(a)
................ 25,914 8,980,497
F5, Inc.
(a)
......................... 2,339 476,314
Motorola Solutions, Inc. ............... 5,568 2,221,186
11,677,997
Construction & Engineering — 0.3%
AECOM .......................... 8,412 762,211
Comfort Systems USA, Inc. ............. 3,599 1,196,380
EMCOR Group, Inc. .................. 4,752 1,784,091
Quanta Services, Inc. ................. 14,663 3,891,267
7,633,949
Construction Materials — 0.3%
Martin Marietta Materials, Inc. ........... 6,241 3,703,097
Vulcan Materials Co. ................. 13,411 3,681,454
7,384,551
Consumer Finance — 0.3%
American Express Co. ................ 19,846 5,021,832
Discover Financial Services ............. 14,369 2,068,992
7,090,824
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 5,533 486,683
Casey's General Stores, Inc. ............ 2,618 1,015,365
Costco Wholesale Corp. ............... 20,711 17,024,442
Dollar Tree, Inc.
(a)
.................... 9,278 968,066

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.
(a)
.......... 15,675 $ 1,081,575
Sysco Corp. ....................... 50,286 3,854,422
US Foods Holding Corp.
(a)
.............. 11,845 644,250
25,074,803
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 4,121 893,556
Ball Corp. ......................... 18,306 1,168,472
Crown Holdings, Inc. ................. 4,278 379,459
2,441,487
Distributors — 0.1%
Genuine Parts Co. ................... 5,970 878,247
Pool Corp. ........................ 1,794 671,028
1,549,275
Diversified Consumer Services — 0.0%
Service Corp. International ............. 8,040 642,476
Electric Utilities — 0.1%
NRG Energy, Inc. .................... 7,299 548,666
PG&E Corp. ....................... 90,531 1,652,191
2,200,857
Electrical Equipment — 1.0%
AMETEK, Inc. ...................... 23,273 4,037,400
Eaton Corp. plc ..................... 22,749 6,933,668
GE Vernova, Inc.
(a)
................... 14,346 2,557,031
Hubbell, Inc. ....................... 5,399 2,136,114
nVent Electric plc .................... 16,673 1,210,960
Regal Rexnord Corp. ................. 3,769 605,603
Rockwell Automation, Inc. .............. 11,587 3,228,718
Vertiv Holdings Co. , Class A ............ 36,492 2,871,920
23,581,414
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A .............. 67,802 4,356,957
CDW Corp. ........................ 13,519 2,948,629
Flex Ltd.
(a)
......................... 13,602 437,304
Jabil, Inc. ......................... 6,693 754,100
Keysight Technologies, Inc.
(a)
............ 7,854 1,096,183
TE Connectivity Ltd. .................. 16,366 2,525,765
Teledyne Technologies, Inc.
(a)
............ 2,618 1,104,429
Trimble, Inc.
(a)
...................... 16,475 898,547
Zebra Technologies Corp. , Class A
(a)
....... 3,920 1,376,665
15,498,579
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 50,821 1,967,789
Halliburton Co. ..................... 48,405 1,678,686
Schlumberger NV ................... 21,959 1,060,400
4,706,875
Entertainment — 1.8%
Electronic Arts, Inc. .................. 17,432 2,631,186
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,156 159,479
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 20,730 1,676,435
Live Nation Entertainment, Inc.
(a)
......... 14,957 1,438,714
Netflix, Inc.
(a)
....................... 43,530 27,352,076
ROBLOX Corp. , Class A
(a)
.............. 52,806 2,192,505
Take-Two Interactive Software, Inc.
(a)
....... 15,976 2,404,867
Walt Disney Co. (The) ................ 53,603 5,022,065
42,877,327
Security
Shares
Shares Value
Financial Services — 3.9%
Apollo Global Management, Inc. .......... 11,440 $ 1,433,546
Block, Inc. , Class A
(a)
................. 55,866 3,456,988
Corpay, Inc.
(a) (b)
..................... 5,257 1,534,098
Fiserv, Inc.
(a) (b)
...................... 11,835 1,935,851
Global Payments, Inc. ................ 10,229 1,039,676
Jack Henry & Associates, Inc. ........... 7,352 1,260,721
Mastercard, Inc. , Class A ............... 83,304 38,628,898
Visa, Inc. , Class A ................... 159,017 42,246,046
91,535,824
Food Products — 0.2%
Hershey Co. (The) ................... 8,228 1,624,866
Hormel Foods Corp. .................. 9,510 305,366
Lamb Weston Holdings, Inc. ............ 14,613 877,072
McCormick & Co., Inc. (Non-Voting) , NVS ... 13,590 1,046,566
Tyson Foods, Inc. , Class A ............. 14,020 853,818
4,707,688
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc. ......... 5,144 890,684
Old Dominion Freight Line, Inc. .......... 19,183 4,031,883
Saia, Inc.
(a)
........................ 2,681 1,120,256
Uber Technologies, Inc.
(a)
.............. 203,162 13,097,854
U-Haul Holding Co. , NVS .............. 4,004 255,175
U-Haul Holding Co.
(a)
................. 469 31,324
XPO, Inc.
(a)
........................ 7,823 898,784
20,325,960
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
................ 4,923 1,141,545
Boston Scientific Corp.
(a)
............... 70,130 5,181,204
Cooper Cos., Inc. (The)
(a)
.............. 14,312 1,335,739
Dexcom, Inc.
(a)
..................... 40,092 2,719,039
Edwards Lifesciences Corp.
(a)
........... 60,775 3,831,864
GE HealthCare Technologies, Inc.
(b)
....... 17,947 1,518,855
IDEXX Laboratories, Inc.
(a)
.............. 8,321 3,961,795
Insulet Corp.
(a)
...................... 7,047 1,369,584
Intuitive Surgical, Inc.
(a)
................ 35,622 15,837,897
ResMed, Inc. ...................... 14,842 3,165,057
STERIS plc ........................ 9,971 2,380,676
Stryker Corp. ...................... 14,460 4,734,927
Teleflex, Inc. ....................... 1,803 398,319
Zimmer Biomet Holdings, Inc. ........... 10,415 1,159,710
48,736,211
Health Care Providers & Services — 0.6%
Cencora, Inc. ...................... 9,400 2,236,072
DaVita, Inc.
(a) (b)
..................... 2,462 336,359
McKesson Corp. .................... 3,971 2,450,186
Molina Healthcare, Inc.
(a)
............... 3,339 1,139,501
UnitedHealth Group, Inc. ............... 12,771 7,358,139
Universal Health Services, Inc. , Class B .... 2,754 588,695
14,108,952
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 4,609 540,590
Ventas, Inc. ....................... 14,174 771,632
Welltower, Inc. ...................... 22,568 2,510,690
3,822,912
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 14,927 2,864,939
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
................. 42,994 6,000,243
Booking Holdings, Inc. ................ 1,160 4,309,412
Chipotle Mexican Grill, Inc.
(a)
............ 137,640 7,476,605

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc. ................. 7,105 $ 1,019,994
Darden Restaurants, Inc. .............. 6,044 884,177
Domino's Pizza, Inc. .................. 3,506 1,503,022
DoorDash, Inc. , Class A
(a)
.............. 31,004 3,432,763
DraftKings, Inc. , Class A
(a)
.............. 26,515 979,729
Expedia Group, Inc.
(a)
................. 6,548 835,983
Hilton Worldwide Holdings, Inc. .......... 24,754 5,313,941
Las Vegas Sands Corp. ............... 41,022 1,627,343
Marriott International, Inc. , Class A ........ 4,052 921,020
McDonald's Corp. ................... 15,337 4,070,440
MGM Resorts International
(a)
............ 10,828 465,279
Royal Caribbean Cruises Ltd.
(a) (b)
......... 16,482 2,583,059
Starbucks Corp. ..................... 40,059 3,122,599
Wingstop, Inc. ...................... 2,971 1,110,797
Wynn Resorts Ltd. ................... 9,705 803,768
Yum! Brands, Inc. ................... 28,315 3,761,081
50,221,255
Household Durables — 0.2%
Garmin Ltd. ........................ 10,063 1,723,289
PulteGroup, Inc. .................... 9,003 1,188,396
Toll Brothers, Inc. .................... 3,821 545,295
TopBuild Corp.
(a)
.................... 1,878 898,698
4,355,678
Household Products — 0.3%
Church & Dwight Co., Inc. .............. 24,886 2,439,077
Clorox Co. (The) .................... 7,933 1,046,601
Colgate-Palmolive Co. ................ 24,621 2,442,157
Kimberly-Clark Corp. ................. 12,050 1,627,352
7,555,187
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ....................... 20,508 1,624,644
Industrial REITs — 0.1%
Prologis, Inc. ....................... 24,082 3,035,536
Insurance — 1.2%
Allstate Corp. (The) .................. 11,076 1,895,325
American Financial Group, Inc. .......... 2,849 373,105
Aon plc , Class A .................... 5,701 1,872,836
Arch Capital Group Ltd.
(a)
.............. 12,159 1,164,589
Arthur J Gallagher & Co. ............... 7,368 2,088,754
Brown & Brown, Inc. .................. 24,696 2,455,523
Cincinnati Financial Corp. .............. 6,019 786,202
Erie Indemnity Co. , Class A, NVS ......... 2,540 1,120,521
Markel Group, Inc.
(a)
.................. 806 1,320,913
Marsh & McLennan Cos., Inc. ........... 13,195 2,936,811
Progressive Corp. (The) ............... 31,555 6,756,557
Travelers Cos., Inc. (The) .............. 9,928 2,148,816
Willis Towers Watson plc ............... 5,128 1,447,532
WR Berkley Corp. ................... 18,577 1,024,150
27,391,634
Interactive Media & Services — 6.8%
Alphabet, Inc. , Class A ................ 305,267 52,365,501
Alphabet, Inc. , Class C, NVS ............ 272,064 47,107,882
Meta Platforms, Inc. , Class A ............ 125,638 59,656,691
Pinterest, Inc. , Class A
(a)
............... 33,752 1,078,376
Snap, Inc. , Class A, NVS
(a)
............. 109,133 1,453,652
161,662,102
IT Services — 1.0%
Accenture plc , Class A ................ 8,648 2,859,202
Akamai Technologies, Inc.
(a)
............. 6,994 687,370
Cloudflare, Inc. , Class A
(a)
.............. 30,389 2,355,147
Security
Shares
Shares Value
IT Services (continued)
EPAM Systems, Inc.
(a)
................. 2,929 $ 630,116
Gartner, Inc.
(a)
...................... 7,739 3,878,709
GoDaddy, Inc. , Class A
(a)
............... 13,515 1,965,757
MongoDB, Inc. , Class A
(a) (b)
............. 7,164 1,807,907
Okta, Inc. , Class A
(a)
.................. 16,243 1,525,867
Snowflake, Inc. , Class A
(a)
.............. 32,975 4,299,281
Twilio, Inc. , Class A
(a)
................. 16,990 1,004,619
VeriSign, Inc.
(a)
..................... 8,725 1,631,662
22,645,637
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. .............. 29,526 4,174,976
Avantor, Inc.
(a)
...................... 40,204 1,075,457
Bio-Techne Corp. .................... 15,959 1,302,095
Bruker Corp. ....................... 9,541 653,654
Charles River Laboratories International, Inc.
(a)
3,307 807,239
Illumina, Inc.
(a)
...................... 16,008 1,962,581
IQVIA Holdings, Inc.
(a)
................. 11,770 2,898,127
Medpace Holdings, Inc.
(a)
.............. 2,535 969,688
Mettler-Toledo International, Inc.
(a)
........ 2,161 3,286,946
Revvity, Inc. ....................... 5,366 674,023
Thermo Fisher Scientific, Inc. ............ 5,745 3,523,638
Waters Corp.
(a)
..................... 3,795 1,276,183
West Pharmaceutical Services, Inc. ....... 7,353 2,251,268
24,855,875
Machinery — 1.4%
Caterpillar, Inc. ..................... 11,914 4,124,627
Cummins, Inc. ...................... 9,308 2,716,074
Dover Corp. ....................... 9,680 1,783,637
Fortive Corp. ....................... 24,917 1,790,286
Graco, Inc. ........................ 17,018 1,447,381
IDEX Corp. ........................ 7,625 1,589,660
Ingersoll Rand, Inc. .................. 40,807 4,097,023
Lincoln Electric Holdings, Inc. ........... 5,774 1,186,037
Nordson Corp. ...................... 5,168 1,293,705
Otis Worldwide Corp. ................. 24,667 2,331,032
Parker-Hannifin Corp. ................. 5,813 3,262,023
Pentair plc ........................ 12,161 1,068,587
Snap-on, Inc. ...................... 1,819 522,108
Stanley Black & Decker, Inc. ............ 7,192 759,619
Westinghouse Air Brake Technologies Corp. .. 17,710 2,853,967
Xylem, Inc. ........................ 24,326 3,247,521
34,073,287
Media — 0.2%
Trade Desk, Inc. (The) , Class A
(a)
......... 44,986 4,043,342
Metals & Mining — 0.1%
Newmont Corp. ..................... 65,710 3,224,390
Multi-Utilities — 0.1%
CMS Energy Corp. ................... 10,543 683,186
Dominion Energy, Inc. ................. 36,741 1,964,174
2,647,360
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc. ................. 7,025 1,283,046
Coterra Energy, Inc. .................. 30,295 781,611
EQT Corp. ........................ 36,747 1,268,139
Hess Corp. ........................ 28,115 4,313,403
Targa Resources Corp. ................ 9,311 1,259,592
Texas Pacific Land Corp. ............... 1,951 1,648,400
10,554,191

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 29,233 $ 1,257,603
Southwest Airlines Co. ................ 26,404 711,324
1,968,927
Personal Care Products — 0.1%
Coty, Inc. , Class A
(a)
.................. 29,237 290,908
Estee Lauder Cos., Inc. (The) , Class A ..... 23,422 2,333,066
2,623,974
Pharmaceuticals — 3.5%
Eli Lilly & Co. ...................... 85,446 68,721,655
Merck & Co., Inc. .................... 92,377 10,450,610
Zoetis, Inc. , Class A .................. 20,430 3,678,217
82,850,482
Professional Services — 1.1%
Automatic Data Processing, Inc. .......... 15,270 4,010,208
Booz Allen Hamilton Holding Corp. ........ 9,893 1,417,766
Broadridge Financial Solutions, Inc. ....... 11,836 2,532,904
Dayforce, Inc.
(a) (b)
.................... 15,730 932,474
Equifax, Inc. ....................... 12,434 3,473,687
Jacobs Solutions, Inc. ................. 8,421 1,232,413
Leidos Holdings, Inc. ................. 5,511 795,788
Paychex, Inc. ...................... 32,701 4,186,382
Paycom Software, Inc. ................ 5,127 855,132
TransUnion ........................ 19,546 1,764,222
Verisk Analytics, Inc. .................. 14,408 3,771,294
24,972,270
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A ............. 18,864 2,126,161
CoStar Group, Inc. ................... 41,130 3,208,963
5,335,124
Residential REITs — 0.4%
American Homes 4 Rent , Class A ......... 32,361 1,167,909
AvalonBay Communities, Inc. ........... 7,032 1,440,997
Camden Property Trust ................ 4,772 528,499
Equity LifeStyle Properties, Inc. .......... 11,294 775,672
Equity Residential ................... 13,999 974,750
Essex Property Trust, Inc. .............. 3,062 852,338
Invitation Homes, Inc. ................. 57,799 2,038,571
Mid-America Apartment Communities, Inc. ... 4,387 613,171
Sun Communities, Inc. ................ 12,518 1,586,406
UDR, Inc. ......................... 18,693 749,029
10,727,342
Retail REITs — 0.1%
Kimco Realty Corp. .................. 48,896 1,062,510
Realty Income Corp. .................. 29,455 1,691,601
Regency Centers Corp. ............... 6,442 433,804
3,187,915
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices, Inc.
(a)
.......... 162,872 23,531,747
Analog Devices, Inc. .................. 8,414 1,946,831
Applied Materials, Inc. ................ 32,857 6,972,255
Astera Labs, Inc.
(a) (b)
.................. 2,526 110,740
Broadcom, Inc. ..................... 256,786 41,260,374
Enphase Energy, Inc.
(a)
................ 13,790 1,587,367
Entegris, Inc. ....................... 9,299 1,099,979
First Solar, Inc.
(a)
.................... 10,271 2,218,433
KLA Corp. ......................... 5,305 4,366,386
Lam Research Corp. ................. 5,086 4,685,427
Marvell Technology, Inc. ............... 86,901 5,820,629
Microchip Technology, Inc. .............. 22,902 2,033,240
Monolithic Power Systems, Inc. .......... 4,696 4,053,071
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................... 2,405,314 $ 281,469,844
ON Semiconductor Corp.
(a) (b)
............ 15,750 1,232,437
Qorvo, Inc.
(a)
....................... 5,586 669,203
Teradyne, Inc. ...................... 7,662 1,004,948
384,062,911
Software — 20.9%
Adobe, Inc.
(a)
....................... 45,258 24,966,576
ANSYS, Inc.
(a)
...................... 8,777 2,752,730
AppLovin Corp. , Class A
(a)
.............. 21,087 1,625,808
Aspen Technology, Inc.
(a)
............... 2,603 489,234
Atlassian Corp. , Class A
(a)
.............. 15,945 2,815,409
Autodesk, Inc.
(a)
..................... 21,576 5,340,491
Bentley Systems, Inc. , Class B ........... 13,521 659,013
Cadence Design Systems, Inc.
(a)
......... 27,432 7,342,449
Crowdstrike Holdings, Inc. , Class A
(a) (b)
..... 23,182 5,377,297
Datadog, Inc. , Class A
(a)
............... 29,790 3,468,747
DocuSign, Inc.
(a)
.................... 20,509 1,137,839
Dynatrace, Inc.
(a)
.................... 27,892 1,225,017
Fair Isaac Corp.
(a)
.................... 2,482 3,971,200
Fortinet, Inc.
(a)
...................... 65,708 3,813,692
Gen Digital, Inc. ..................... 30,466 791,811
HubSpot, Inc.
(a)
..................... 5,146 2,557,716
Intuit, Inc. ......................... 28,278 18,305,763
Manhattan Associates, Inc.
(a)
............ 6,199 1,583,101
Microsoft Corp. ..................... 750,797 314,095,925
MicroStrategy, Inc. , Class A
(a)
............ 944 1,524,031
Nutanix, Inc. , Class A
(a)
................ 24,568 1,240,930
Oracle Corp. ....................... 46,173 6,438,825
Palantir Technologies, Inc. , Class A
(a)
...... 201,217 5,410,725
Palo Alto Networks, Inc.
(a)
.............. 32,600 10,586,198
Procore Technologies, Inc.
(a)
............ 8,694 617,535
PTC, Inc.
(a)
........................ 12,029 2,139,358
Roper Technologies, Inc. ............... 4,879 2,657,835
Salesforce, Inc. ..................... 94,947 24,572,284
ServiceNow, Inc.
(a)
................... 20,712 16,867,646
Synopsys, Inc.
(a)
.................... 15,474 8,639,444
Tyler Technologies, Inc.
(a)
.............. 4,236 2,406,514
Unity Software, Inc.
(a) (b)
................ 29,999 490,784
Workday, Inc. , Class A
(a)
............... 21,388 4,857,642
Zscaler, Inc.
(a) (b)
..................... 9,282 1,664,727
492,434,296
Specialized REITs — 0.8%
Digital Realty Trust, Inc. ............... 23,866 3,567,728
Equinix, Inc. ....................... 9,584 7,573,660
Extra Space Storage, Inc. .............. 7,642 1,219,816
Iron Mountain, Inc. ................... 14,689 1,506,504
Public Storage ...................... 7,675 2,271,186
SBA Communications Corp. ............ 10,883 2,389,254
18,528,148
Specialty Retail — 1.0%
AutoZone, Inc.
(a)
.................... 1,745 5,468,289
Burlington Stores, Inc.
(a)
............... 6,420 1,671,254
CarMax, Inc.
(a)
...................... 8,529 720,189
Dick's Sporting Goods, Inc. ............. 2,679 579,602
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 10,731 1,051,638
O'Reilly Automotive, Inc.
(a)
.............. 1,444 1,626,435
Ross Stores, Inc. .................... 33,524 4,801,643
TJX Cos., Inc. (The) .................. 31,561 3,567,024
Tractor Supply Co. ................... 7,764 2,044,416
Ulta Beauty, Inc.
(a)
................... 2,394 873,547
Williams-Sonoma, Inc. ................ 8,002 1,237,749
23,641,786

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. ........................ 728,807 $ 161,853,458
Dell Technologies, Inc. , Class C .......... 11,590 1,317,551
NetApp, Inc. ....................... 10,888 1,382,558
Pure Storage, Inc. , Class A
(a)
............ 31,005 1,858,130
Super Micro Computer, Inc.
(a)
............ 5,044 3,539,123
169,950,820
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
............... 2,587 2,386,844
Lululemon Athletica, Inc.
(a)
.............. 11,187 2,893,630
NIKE, Inc. , Class B .................. 27,490 2,057,901
7,338,375
Trading Companies & Distributors — 0.6%
Core & Main, Inc. , Class A
(a)
............. 18,277 977,271
Fastenal Co. ....................... 57,685 4,081,214
United Rentals, Inc. .................. 3,204 2,425,749
Watsco, Inc. ....................... 3,511 1,718,599
WW Grainger, Inc. ................... 4,509 4,404,436
13,607,269
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 9,805 1,395,840
Essential Utilities, Inc. ................. 8,184 332,679
1,728,519
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. .................... 8,548 $ 1,558,129
Total Long-Term Investments — 99 .7%
(Cost: $ 1,537,315,050 ) ............................ 2,354,168,365
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(e)
.................. 12,994,988 13,000,186
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 5,664,172 5,664,172
Total Short-Term Securities — 0 .8%
(Cost: $ 18,661,955 ) ............................... 18,664,358
Total Investments — 100 .5%
(Cost: $ 1,555,977,005 ) ............................ 2,372,832,723
Liabilities in Excess of Other Assets — (0.5) % ............. (12,369,149)
Net Assets — 100.0% ...............................
$ 2,360,463,574
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 44,630,783 $ — $ (31,640,539)
(a)
$ 9,514 $ 428 $ 13,000,186 12,994,988 $ 14,411
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,669,839 994,333
(a)
— — — 5,664,172 5,664,172 74,436 —
$ 9,514 $ 428 $ 18,664,358 $ 88,847 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 33 09/20/24 $ 5,998 $ (130,050)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,354,168,365 $ — $ — $ 2,354,168,365
Short-Term Securities
Money Market Funds ...................................... 18,664,358 — — 18,664,358
$ 2,372,832,723 $ — $ — $ 2,372,832,723
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (130,050) $ — $ — $ (130,050)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust